John Hancock Funds II

Supplement dated March 20, 2017 to the current Class NAV and Class 1 prospectuses, as may be supplemented

Emerging Markets Fund

International Small Company Fund

New Opportunities Fund (the “funds”)

Effective immediately, Henry Gray will no longer serve as a portfolio manager of the funds, as applicable. Accordingly, all references to Mr. Gray as a portfolio manager of the funds will be removed from the prospectuses.

Also effective immediately, Mary T. Phillips, CFA, will be added as a portfolio manager for Emerging Markets Fund and International Small Company Fund. For Emerging Markets Fund, Joseph Chi, Jed Fogdall, Mary Phillips, Allen Pu and Bhanu P. Singh are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. For International Small Company Fund; Joseph Chi, Jed Fogdall, Arun Keswani, Mary Phillips and Bhanu Singh are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectuses under the heading “Portfolio management”:

Emerging Markets Fund
Joseph H. Chi, CFA	Jed S. Fogdall	Mary T. Phillips, CFA
Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President
Managed the fund since 2010	Managed the fund since 2010	Managed the fund since 2017

Allen Pu, CFA	Bhanu P. Singh
Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President
Managed the fund since 2015	Managed the fund since 2015

International Small Company Fund
Joseph H. Chi, CFA	Jed S. Fogdall	Arun Keswani, CFA
Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President
Managed the fund since 2010	Managed the fund since 2010	Managed the fund since 2015

Mary T. Phillips, CFA	Bhanu P. Singh
Senior Portfolio Manager and Vice President	Senior Portfolio Manager and Vice President
Managed the fund since 2017	Managed the fund since 2015

The following information relating to Ms. Phillips is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectuses under the heading “Dimensional Fund Advisors LP (“Dimensional”).” Ms. Phillips is now listed as a Portfolio Manager of the funds.

Fund	Portfolio Manager

Emerging Markets Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Allen Pu, CFA
Bhanu P. Singh

International Small Company Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Arun Keswani, CFA
Mary T. Phillips, CFA
Bhanu P. Singh

New Opportunities Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Joel Schneider

•         Mary T. Phillips, CFA, Senior Portfolio Manager and Vice President, joined Dimensional in 2012. Prior to joining Dimensional, Ms. Phillips worked as a portfolio manager at Russell Investments (2003-2010).

You should read this Supplement in conjunction with the prospectus and retain it for future reference.